Subsequent Events (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Subsequent Events 1		2,093,000
Subsequent Events 2		$ 0.25
Subsequent Events 3		$ 523,250
Subsequent Events 4		106,440
Subsequent Events 5		$ 0.75
Subsequent Events 6		1,000,000
Subsequent Events 7		$ 0.25
Subsequent Events 8		250,000
Subsequent Events 9		50,000
Subsequent Events 10		50,000
Subsequent Events 11		50,000
Subsequent Events 12		100,000
Subsequent Events 13		800,000
Subsequent Events 1	150,000
Subsequent Events 2	15.00%
Subsequent Events 3	22,500
Subsequent Events 4	100,000
Subsequent Events 5	100,000
Subsequent Events 6	8,300,000
Subsequent Events 7	600,000
Subsequent Events 8	300,000
Subsequent Events 9	24
Subsequent Events 10	$ 8,000,000
Subsequent Events 11	919,500
Subsequent Events 12	330,000
Subsequent Events 13	63,492